Share-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Beginning balance	11,719,705
As at December 31, 2017	$ 227,049	$ 2,227
Expected to vest at December 31, 2018	181,024
Exercisable as of December 31, 2018	$ 35,642
Number of options, Granted	6,138,353	11,737,705
Number of options, Forfeited	(75,000)	(18,000)
Number of options, Canceled	(262,503)
Number of options, Ending balance	17,520,555	11,719,705
Weighted average exercise price, Beginning balance	$ 2.5500
Number of options, Expected to vest at December 31, 2018	13,982,830
Weighted average exercise price, Granted	$ 2.4672	$ 2.5500
Number of options, Exercisable as of December 31, 2018	2,736,927
Weighted average exercise price, Forfeited	$ 2.5500	2.5500
Weighted average exercise price, canceled	2.5500
Weighted average exercise price, Ending balance	2.5210	$ 2.5500
Weighted average exercise price, Expected to vest at December 31, 2018	2.5338
Weighted average exercise price, Exercisable as of December 31, 2018	$ 2.4572
Weighted average remaining contractual life, As at December 31, 2017	8 years 9 months 25 days	9 years 9 months
Weighted average remaining contractual life, Expected to vest at December 31, 2018	8 years 10 months 13 days
Weighted average remaining contractual life, Exercisable as of December 31, 2018	8 years 7 months 17 days